Trade and other receivables - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Trade debtor balance	£ 164	£ 110
Litigation deposits	114	84
Prepayments and accrued income	£ 21	£ 24
U.S. dollar
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	1.90%	2.20%
UK Sterling
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	0.00%	0.10%
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	5.70%	3.60%
Other currencies
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	2.40%	0.90%
Souza Cruz
Disclosure Of Trade And Other Receivables [Line Items]
Current receivables from taxes other than income tax	£ 624
Other current receivables	97
Factoring of receivables | Collection agent
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognised	533	£ 562
Factoring of receivables | Non collection agent
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognized	22	8
Supply chain financing arrangements
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognized	£ 81	£ 171